Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Calculation of Basic and Diluted EPS

Basic EPS

The calculation of basic EPS is as follows:

	2018		2017		2016
Earnings[1] (£m)	1,062.9		1,816.6		1,400.1
Average shares used in basic EPS calculation (m)	1,247.8		1,261.1		1,277.8
EPS	85.2	p	144.0	p	109.6	p

Note

[1]	Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

	2018		2017		2016
Diluted earnings (£m)	1,062.9		1,816.6		1,400.1
Average shares used in diluted EPS calculation (m)	1,261.2		1,275.8		1,296.0
Diluted EPS	84.3	p	142.4	p	108.0	p

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2018 m	2017 m	2016 m
Average shares used in basic EPS calculation	1,247.8	1,261.1	1,277.8
Dilutive share options outstanding	1.6	1.8	2.4
Other potentially issuable shares	11.8	12.9	15.8
Shares used in diluted EPS calculation	1,261.2	1,275.8	1,296.0